ORGANIZATION AND DESCRIPTION OF BUSINESS - 10K	3 Months Ended
Mar. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS	ORGANIZATION AND DESCRIPTION OF BUSINESS
GRI Bio, Inc. (GRI or the Company), based in La Jolla, CA, was incorporated in Delaware in May 2009.
GRI is a clinical-stage biopharmaceutical company focused on discovering, developing, and commercializing innovative therapies that target serious diseases associated with dysregulated immune responses leading to inflammatory, fibrotic, and autoimmune disorders. The Company’s goal is to be an industry leader in developing therapies to treat these diseases and to improve the lives of patients suffering from such diseases. The Company’s lead product candidate, GRI-0621, is an oral inhibitor of type 1 Natural Killer T (iNKT) cells and is being developed for the treatment of severe fibrotic lung diseases such as idiopathic pulmonary fibrosis (IPF). The Company’s product candidate portfolio also includes GRI-0803 and a proprietary library of 500+ compounds. GRI-0803, the lead molecule selected from the library, is a novel oral agonist of type 2 Natural Killer T (NKT) cells and is being developed for the treatment of autoimmune disorders, with much of its preclinical work in Systemic Lupus Erythematosus (SLE) or lupus and multiple sclerosis (MS).
Reverse Merger with Vallon Pharmaceuticals, Inc.
On April 21, 2023, pursuant to the Agreement and Plan of Merger, dated as of December 13, 2022, as amended on February 17, 2023 (the Merger Agreement), by and among the Company, GRI Bio Operations, Inc., formerly known as GRI Bio, Inc. (GRI Operations), and Vallon Merger Sub, Inc., a Delaware corporation and wholly owned subsidiary of the Company (Merger Sub), Merger Sub was merged with and into GRI Operations (the Merger), with GRI Operations surviving the Merger as a wholly owned subsidiary of the Company. In connection with the Merger, and immediately prior to the effective time of the Merger (the Effective Time), the Company effected a reverse stock split of its common stock at a ratio of 1 for 30 (the April 2023 Reverse Stock Split). On January 29, 2024, the Company effected a reverse stock split of its common stock at a ratio of one-for-seven (the January 2024 Reverse Stock Split and together with the April 2023 Reverse Stock Split, the Reverse Stock Splits)). Unless otherwise noted, all references to share and per share amounts in these financial statements reflect the Reverse Stock Splits. Also, in connection with the closing of the Merger (the Closing), the Company changed its name from “Vallon Pharmaceuticals, Inc.” to “GRI Bio, Inc.”
Basis of Presentation
As discussed in Note 4, the Merger was accounted for as reverse recapitalization under which the historical financial statements of the Company prior to the Merger are the historical financial statements of the accounting acquirer, GRI Operations. All common stock, per share and related information presented in the consolidated financial statements and notes prior to the Merger has been retroactively adjusted to reflect the Exchange Ratio (as defined below) and Reverse Stock Splits for all periods presented, to the extent applicable.
Reverse Stock Splits
On April 21, 2023, in connection with the Merger, and immediately prior to the Effective Time, the Company effected the April 2023 Reverse Stock Split. On January 30, 2024, the Company effected the January 2024 Reverse Stock Split. Stockholders’ equity and all references to share and per share amounts in the accompanying financial statements have been retroactively adjusted to reflect the 1 for 30 reverse stock split and the one-for-seven reverse stock split for all periods presented.
ORGANIZATION AND DESCRIPTION OF BUSINESS
GRI Bio, Inc. (GRI or the Company), based in La Jolla, CA, was incorporated in Delaware in May 2009.
GRI is a clinical-stage biopharmaceutical company focused on discovering, developing, and commercializing innovative therapies that target serious diseases associated with dysregulated immune responses leading to inflammatory, fibrotic, and autoimmune disorders. The Company’s goal is to be an industry leader in developing therapies to treat these diseases and to improve the lives of patients suffering from such diseases. The Company’s lead product candidate, GRI-0621, is an oral inhibitor of type 1 Natural Killer T (iNKT) cells and is being developed for the treatment of severe fibrotic lung diseases such as idiopathic pulmonary fibrosis (IPF). The Company’s product candidate portfolio also includes GRI-0803 and a proprietary library of 500+ compounds. GRI-0803, the lead molecule selected from the library, is a novel oral agonist of type 2 Natural Killer T cells and is being developed for the treatment of autoimmune disorders, with much of its preclinical work in Systemic Lupus Erythematosus Disease (SLE) or lupus and multiple sclerosis (MS).
Reverse Merger with Vallon Pharmaceuticals, Inc.
On April 21, 2023, pursuant to the Agreement and Plan of Merger, dated as of December 13, 2022, as amended on February 17, 2023 (the Merger Agreement), by and among the Company, GRI Bio Operations, Inc., formerly known as GRI Bio, Inc. (GRI Operations), and Vallon Merger Sub, Inc., a Delaware corporation and wholly owned subsidiary of the Company (Merger Sub), Merger Sub was merged with and into GRI Operations (the Merger), with GRI Operations surviving the Merger as a wholly owned subsidiary of the Company (Note 4). In connection with the closing of the Merger (the Closing), the Company amended its certificate of incorporation and amended its bylaws to change its name from “Vallon Pharmaceuticals, Inc.” to “GRI Bio, Inc.”
Recapitalization
In connection with the Merger, and immediately prior to the effective time of the Merger (the Effective Time), the Company effected a reverse stock split of its common stock, par value $0.0001 (Common Stock), at a ratio of 1-for-30 (the April 2023 Reverse Stock Split). On January 29, 2024, the Company effected a reverse stock split of its Common Stock at a ratio of one-for-seven (the January 2024 Reverse Stock Split and together with the April 2023 Reverse Stock Split, the Reverse Stock Splits). Unless otherwise noted, all references to share and per share amounts in these consolidated financial statements reflect the Reverse Stock Splits.
Basis of Presentation
As discussed in Note 4, the Merger was accounted for as reverse recapitalization under which the historical financial statements of the Company prior to the Merger are the historical financial statements of the accounting acquirer, GRI Operations. All Common Stock, per share and related information presented in the consolidated financial statements and notes prior to the Merger has been retroactively adjusted to reflect the Exchange Ratio (as defined below) and the Reverse Stock Splits for all periods presented, to the extent applicable.